Stockholders' Equity (Deficit) - Common Stock Shares (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 28, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote USD ($) $ / shares shares	Oct. 21, 2020 shares
Class A common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)		300,000,000	300,000,000	300,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)		0		34,500,000
Common shares, shares outstanding		0		34,500,000
Class A common stock subject to possible redemption, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)			300,000,000	300,000,000
Class A common stock | Founder Shares
Stockholders' Equity (Deficit)
Share exchange ratio			1
Class A Common Stock Subject to Redemption
Stockholders' Equity (Deficit)
Common shares, votes per share | Vote			1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)			300,000,000
Class A common stock subject to possible redemption, issued (in shares)		0	34,500,000	34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)		0	34,500,000	34,500,000
Class B common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share			1	1
Common shares, shares issued (in shares)		8,625,000	8,625,000	8,625,000
Common shares, shares outstanding		8,625,000	8,625,000	8,625,000
Shares subject to forfeiture	1,125,000	1,125,000	1,125,000	1,125,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%
Ratio to be applied to the stock in the conversion			20	20
Class B common stock | Founder Shares
Stockholders' Equity (Deficit)
Number of shares not subject to forfeiture	1,125,000
Class B common stock | Sponsor
Stockholders' Equity (Deficit)
Shares subject to forfeiture					1,125,000
Number of shares not subject to forfeiture	1,125,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			20.00%
Class B common stock | Sponsor | Founder Shares
Stockholders' Equity (Deficit)
Shares subject to forfeiture					1,125,000
Number of shares not subject to forfeiture	1,125,000